Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of lease costs

	2021	2020	2019
Operating lease cost	$38,400	$38,400	$38,400

Schedule of cash flows from operating leases

Cash paid for amounts included in the measurement of lease liabilities	2021	2020	2019
Operating cash flows from operating leases	$38,400	$38,400	$38,400

Schedule of weighted average remaining lease term and weighted-average discount rate

	2021	2020
Weighted-average remaining lease term
Operating leases	60 months	72 months

Weighted-average discount rate
Operating leases	6.00%	6.00%

Schedule of future minimum lease payment

Year Ending December 31,	Operating leases

2022	$38,400
2023	38,400
2024	38,400
2025	38,400
2026	38,400

Total lease payments	$192,000
Less: interest	26,478

Present value of lease liability	$165,522